Property, plant and equipment - Income Statement Impact (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Income statement impact [Line items]
Depreciation expense	€ (3,640)
Interest expense on lease liabilities	(289)
Expenses related to short-term leases/low-value assets/variable lease payments	€ (537)